Concentrations of credit risk (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents	$ 1,468,955	$ 2,363,530
Cash, insured amount	1,182,854	2,150,761
Accounts receivable	3,218,082	7,400,282
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	$ 630,414	1,921,602
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable		1,061,177
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Accounts receivable		$ 920,736